Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Estimated useful lives, description	Shorter of expected lives of leasehold improvements and lease term
Furniture and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years